Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The following is a roll-forward of the Company’s allowance for doubtful accounts (in thousands):

	Year Ended December 31,
	2016	2017	2018

Balance, beginning of period	$167	$708	$1,552
Provision for doubtful accounts	89	479	675
Provision for accounts in deferred revenue	842	767	1,510
Accounts written-off, net of recoveries	(390)	(402)	(1,236)
Balance, end of period	$708	$1,552	$2,501

Schedule of Property and Equipment
The estimated useful life of each asset category is as follows:

Estimated Useful Life

Computer equipment	3-5 years
Purchased software	1-5 years
Internal-use software	1-3 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Buildings	27-30 years
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2017	2018

Computer equipment	$7,482	$9,369
Software	1,982	2,031
Capitalized internal-use software costs	8,631	13,880
Furniture and fixtures	5,234	5,478
Buildings	11,251	11,251
Leasehold improvements	1,324	1,490
Construction in progress	587	1,671
Build-to-suit lease asset under construction	—	8,281
Total property and equipment	36,491	53,451
Less: Accumulated depreciation	(14,034)	(21,810)
Property and equipment, net	$22,457	$31,641